Income tax expense (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets	$ (2,215)	$ (2,397)	$ (1,509)
CI&T Software Inc. (“CI&T Canada”)
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets	(166)	(212)	(160)
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”)
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets	(597)	(763)	(540)
CI&T Oceania PTY Ltd (“CI&T Oceania”)
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets	(801)	(551)	(25)
CI&T Digital Ltd
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets	(434)	(637)	(591)
CI&T Japan, Inc. (“CI&T Japan”)
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets	$ (217)	$ (234)	$ (193)